Summary of Significant Accounting Policies - Ownership Interests and Method of Consolidation Table (Details)	12 Months Ended
	Dec. 31, 2018
Chipeta [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest by noncontrolling interest owner	25.00%
Western Gas Partners, LP [Member] | Fort Union [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Equity investment ownership percentage	14.81%
Western Gas Partners, LP [Member] | Equity Investments [Member] | Fort Union [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Equity investment ownership percentage	14.81%	[1]
Western Gas Partners, LP [Member] | Equity Investments [Member] | White Cliffs [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Equity investment ownership percentage	10.00%	[1]
Western Gas Partners, LP [Member] | Equity Investments [Member] | Rendezvous [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Equity investment ownership percentage	22.00%	[1]
Western Gas Partners, LP [Member] | Equity Investments [Member] | Mont Belvieu JV [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Equity investment ownership percentage	25.00%	[1]
Western Gas Partners, LP [Member] | Equity Investments [Member] | Texas Express Pipeline [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Equity investment ownership percentage	20.00%	[1]
Western Gas Partners, LP [Member] | Equity Investments [Member] | Texas Express Gathering [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Equity investment ownership percentage	20.00%	[1]
Western Gas Partners, LP [Member] | Equity Investments [Member] | Front Range Pipeline [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Equity investment ownership percentage	33.33%	[1]
Western Gas Partners, LP [Member] | Equity Investments [Member] | Whitethorn [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Equity investment ownership percentage	20.00%	[1]
Western Gas Partners, LP [Member] | Equity Investments [Member] | Cactus II [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Equity investment ownership percentage	15.00%	[1]
Western Gas Partners, LP [Member] | Equity Investments [Member] | Saddlehorn [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Equity investment ownership percentage	20.00%	[1]
Western Gas Partners, LP [Member] | Equity Investments [Member] | Panola [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Equity investment ownership percentage	15.00%	[1]
Western Gas Partners, LP [Member] | Equity Investments [Member] | Mi Vida [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Equity investment ownership percentage	50.00%	[1]
Western Gas Partners, LP [Member] | Equity Investments [Member] | Ranch Westex [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Equity investment ownership percentage	50.00%	[1]
Western Gas Partners, LP [Member] | Proportionate Consolidation [Member] | Marcellus Interest Systems [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage ownership interest	33.75%	[2]
Western Gas Partners, LP [Member] | Proportionate Consolidation [Member] | Springfield System [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage ownership interest	50.10%	[2]
Western Gas Partners, LP [Member] | Full Consolidation [Member] | Chipeta [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage ownership interest	75.00%	[3]

[1]	Investments in non-controlled entities over which WES exercises significant influence are accounted for under the equity method. “Equity investment throughput” refers to WES’s share of average throughput for these investments.
[2]	WGP proportionately consolidates WES’s associated share of the assets, liabilities, revenues and expenses attributable to these assets.
[3]	The 25% interest in Chipeta Processing LLC (“Chipeta”) held by a third-party member is reflected within noncontrolling interests in the consolidated financial statements, in addition to the noncontrolling interests noted below.